Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance	$ 14,848	$ 14,402
Earnings	354	386
Premiums on existing policies	60	68	70
Annuity payments received	(5)	(8)	(13)
Net proceeds from life insurance claim	(450)
Balance	14,807	14,848	14,402
Life Insurance Product Line [Member]
Balance	14,462	14,036
Earnings	339	372
Premiums on existing policies	46	54
Net proceeds from life insurance claim	(450)
Balance	14,397	14,462
Deferred Annuities [Member]
Balance	381	354
Earnings	15	13
Premiums on existing policies	14	14
Balance	410	381
Payout Annuities [Member]
Balance	5	12
Earnings		1
Annuity payments received	(5)	(8)
Balance		$ 5